Earnings per share - Table of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Profit (Loss) Attributable To owners Of The Bank		$ 16,027,533	$ (2,291,690)	$ 2,928,692
Profit (Loss) attributable to owners of the Bank adjusted to reflect the effect of dilution		$ 16,027,533	$ (2,291,690)	$ 2,928,692
Denominator:
Weighted average of outstanding ordinary shares for the year		612,671,108	612,659,638	569,909,668
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution		612,671,108	612,659,638	569,909,668
Basic earnings per share	[1]	$ 26.1601	$ (3.7406)	$ 5.1389
Diluted earnings per share	[1]	$ 26.1601	$ (3.7406)	$ 5.1389

[1]	Since Banco BBVA Argentina S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.